Off-Balance Sheet Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Off-Balance Sheet Financial Instruments [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks

	December 31,
	2017	2016
	(In Thousands)
Commitments to grant loans	$44,970	$22,210
Unfunded commitments under lines of credit	62,228	54,789
Standby letters of credit	5,919	5,642
	$113,117	$82,641